Accumulated other comprehensive income (Details) (CHF) In Millions, unless otherwise specified					3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2013 Gains/(losses) on cash flow hedges	Mar. 31, 2013 Gains/(losses) on cash flow hedges	Jun. 30, 2012 Gains/(losses) on cash flow hedges	Jun. 30, 2013 Gains/(losses) on cash flow hedges	Jun. 30, 2012 Gains/(losses) on cash flow hedges	Jun. 30, 2013 Cumulative translation adjustments	Mar. 31, 2013 Cumulative translation adjustments	Jun. 30, 2012 Cumulative translation adjustments	Jun. 30, 2013 Cumulative translation adjustments	Jun. 30, 2012 Cumulative translation adjustments	Jun. 30, 2013 Unrealized gains/(losses) on securities	Mar. 31, 2013 Unrealized gains/(losses) on securities	Jun. 30, 2012 Unrealized gains/(losses) on securities	Jun. 30, 2013 Unrealized gains/(losses) on securities	Jun. 30, 2012 Unrealized gains/(losses) on securities	Jun. 30, 2013 Actuarial gains/(losses)	Mar. 31, 2013 Actuarial gains/(losses)	Jun. 30, 2012 Actuarial gains/(losses)	Jun. 30, 2013 Actuarial gains/(losses)	Jun. 30, 2012 Actuarial gains/(losses)	Jun. 30, 2013 Net prior service credit/ (cost)	Mar. 31, 2013 Net prior service credit/ (cost)	Jun. 30, 2012 Net prior service credit/ (cost)	Jun. 30, 2013 Net prior service credit/ (cost)	Jun. 30, 2012 Net prior service credit/ (cost)	Jun. 30, 2013 Accumulated other comprehensive income	Mar. 31, 2013 Accumulated other comprehensive income	Jun. 30, 2012 Accumulated other comprehensive income	Jun. 30, 2013 Accumulated other comprehensive income	Jun. 30, 2012 Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(15,201)	(15,065)	(15,903)	(14,912)	(27)	(29)	(52)	(29)	(66)	(11,967)	(12,767)	(12,716)	(12,767)	(11,778)	77	84	283	84	99	(3,731)	(3,801)	(3,678)	(3,801)	(3,751)	583	610	340	610	362	(15,065)	(15,903)	(15,823)	(15,903)	(15,134)
Increase/(decrease)					(22)	5	1	(17)	0	(159)	754	930	595	(9)	(14)	(7)	15	(21)	271	15	6	4	21	35	0	0	0	0	0	(180)	758	950	578	297
Increase/(decrease) due to equity method investments					5	(3)	(5)	2	10	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	5	(3)	(5)	2	10
Reclassification adjustments, included in net income					2	0	0	2	0	2	46	0	48	1	0	0	(62)	0	(134)	66	64	42	130	84	(31)	(27)	(14)	(58)	(36)	39	83	(34)	122	(85)
Total increase/(decrease)					(15)	2	(4)	(13)	10	(157)	800	930	643	(8)	(14)	(7)	(47)	(21)	137	81	70	46	151	119	(31)	(27)	(14)	(58)	(36)	(136)	838	911	702	222
Balance	(15,201)	(15,065)	(15,903)	(14,912)	(42)	(27)	(56)	(42)	(56)	(12,124)	(11,967)	(11,786)	(12,124)	(11,786)	63	77	236	63	236	(3,650)	(3,731)	(3,632)	(3,650)	(3,632)	552	583	326	552	326	(15,201)	(15,065)	(14,912)	(15,201)	(14,912)